Investments in Unconsolidated Joint Ventures (Liberty Venture I, LP) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) ft² bldg	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	72
Gross proceeds	$ 849,528,000	$ 379,139,000	$ 1,192,918,000
Management fee income	$ 73,224,000	82,673,000	12,941,000
New Jersey | Liberty Venture I, LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%
Leaseable square feet (in sqft) | ft²	4,800,000
Construction in Progress | New Jersey | Liberty Venture I, LP
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	1
Leaseable square feet (in sqft) | ft²	302,000
Total anticipated development cost	$ 21,000,000.0
Industrial Property | Building and Building Improvements | New Jersey | Liberty Venture I, LP
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	29
Equity Method Investee | Liberty Venture I, LP | New Jersey
Schedule of Equity Method Investments [Line Items]
Management fee income	$ 1,300,000	1,600,000	$ 2,300,000
Prepaid Expenses and Other Current Assets | Equity Method Investee | Liberty Venture I, LP | New Jersey
Schedule of Equity Method Investments [Line Items]
Due from related parties	$ 1,000	$ 223,000